UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                 CityplaceWashington, StateD.C. PostalCode20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-07760

                        KEELEY Small Cap Value Fund, Inc.
               (Exact name of registrant as specified in charter)

                            401 South LaSalle Street
                                   Suite 1201
                             Chicago, Illinois 60605
               (Address of principal executive offices) (Zip code)

                                            Copy to:
John L. Keeley, Jr.                         Stephen E. Goodman
Keeley Asset Management Corp.               Meltzer Purtill & Stelle LLC
401 South LaSalle Street                    1515 E. Woodfield Road
Suite 1201                                  Schaumburg, Illinois 60173
Chicago, Illinois 60605
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (312) 786-5000
                                                            ______________

                      Date of fiscal year end: September 30
                                               ____________

                  Date of reporting period: September 30, 2006
                                            __________________

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30e-1)


                               [KEELEY FUNDS LOGO]

                        _________________________________

                           KEELEY SMALL CAP VALUE FUND
                        _________________________________

                                      KSCVX




                                     ANNUAL

                                     REPORT

                               SEPTEMBER 30, 2006

                                    CONTENTS

KEELEY Small Cap Value Fund

Letter to Shareholders ............... ........................................1
Expense Example ...............................................................4
Schedule of Investments .......................................................5
Statement of Assets and Liabilities ...........................................9
Statement of Operations .......................................................9
Statements of Changes in Net Assets ..........................................10
Financial Highlights .........................................................11
Notes to Financial Statements ................................................12


Report of Independent Registered Public Accounting Firm ......................35


KEELEY funds Directors and Officers ..........................................36

________________________________________________________________________________

                            LETTER TO SHAREHOLDERS -
                      KEELEY SMALL CAP VALUE FUND (KSCVX)
________________________________________________________________________________


Dear KSCVX Shareholder,


During the past six months from April 1st, 2006, through September 30th, 2006, the Fund's net assets grew to $2,753,839,901 and the number of shareholders grew to 130,669. For the fiscal year ending September 30th, 2006, the portfolio turnover was 17.58% and the expense ratio decreased to 1.39%. The Fund's portfolio is widely diversified with investments in 192 companies. On July 10th, the Board of Directors declared a 2 for 1 stock split. The Fund is registered for sale in all 50 states and the District of Columbia. Our broker dealer network totals over 200 broker dealers and trust entities. As of September 30th, 2006, Keeley family interests represented a 0.88% investment in the fund.

We are pleased to announce that in September the Fund was named to the Forbes(R) Honor Roll 2006 for the third year in a row. The criteria for inclusion on the 10-member honor roll are stringent. Funds selected must perform well over four market cycles beginning 1/31/94; must demonstrate superior capital preservation in down markets; must practice wide portfolio diversification and must demonstrate long-term continuity of management.

As of this date, the KEELEY Small Cap Value Fund, Inc. was rated five stars (*****) by Morningstar among 100 Small Blend funds for the 10-year period. The Fund received five stars (*****) for the five year period among 374 funds and five stars (*****) among 478 funds for the three year period. Morningstar ratings reflect historical risk adjusted performance as of September 30th, 2006 and are subject to change every month*.

As of this date, the Fund also rated as a Lipper Leader in the Overall Total Return and Overall Consistent Return among 508 and 502 funds respectively. Lipper ratings for Overall Total Return and Overall Consistent Return reflect the fund's historical total return performance relative to peers. The Overall rating is calculated monthly, based upon an equal-weighted average of percentile ranks for each measure over three, five, and ten-year periods (if applicable).

For the quarter ended September 30th, 2006, the Fund's total return was -6.35% versus a return of 0.44% for the Russell 2000 Index. For the year ended September 30th, 2006, the Fund's average annual return was 8.25% versus 9.92% for the Russell 2000 Index. For the five year period the Fund's average annual return was 19.32% versus 13.78% for the Russell 2000 Index. For the ten year period, the Fund's average annual return was 16.08% versus 9.06% for the Russell 2000 Index. Since inception, October 1st, 1993, the Fund's average annual return was 15.44% versus 9.90% for the Russell 2000 Index. Performance Data does not reflect the deduction of the sales load or fee, and that, if reflected, the load or fee would reduce the performance quoted.

Performance Data Including 4.5% Maximum Up-Front Sales Charge

For the quarter ended September 30th, 2006, the Fund's total return was -10.56% versus a return of 0.44% for the Russell 2000 Index. For the one year ended September 30th, 2006, the Fund's average annual return was 3.37% versus 9.92% for the Russell 2000 Index. For the five year period the Fund's average annual return was 18.23% versus 13.78% for the Russell 2000 Index. For the ten year period, the Fund's average annual return was 15.55% versus 9.06% for the Russell 2000 Index. Since inception, October 1st, 1993, the Fund's average annual return was 15.03% versus 9.90% for the Russell 2000 Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and the current performance my be lower or higher than the performance data quoted. You may call toll-free at 888-933-5391, or visit our website at www.keeleyfunds.com to obtain performance data current to the most recent month end.

In the period ending September 30th, 2006, the Federal Reserve System under Chairman Bernake appeared to be finished raising short term interest rates after moving up 17 times in 1/4 point increments over the past two years. After several strong periods, industrial and commodity equities were under stock market price pressure which negatively impacted our portfolio in the quarter. For example, the GDP growth rate showed signs of slowing with housing starts severely declining in the quarter and the price of oil declined some $17 per barrel to $60 per barrel by the end of the quarter. In addition, equities undergoing corporate restructuring do not always precisely track the relevant index in every period.

We believe that this under performance in the September quarter was temporary as the portfolio has gained in the early part of the December quarter due to strong earning trends in these sectors and our portfolio companies in general as well as a better tone which the stock market has assumed due to the leveling of interest rates and the elimination of the uncertainty of the mid term elections.

As in past periods, the past six months saw several portfolio companies the subject of take over bids that were at a premium to the market:

     o     Sybron Dental Specialties was acquired by Danaher Corp.
     o     Jacuzzi Brands to be acquired by Apollo Management, LLP.
     o     KCS Energy was acquired by Petrohawk Energy
     o     Lone Star Steakhouse was acquired by Lone Star Funds
     o     Veritas DGC Inc. to be acquired by Compagnie General de Geophysiques
     o     Sietel Inc. to be acquired by Value Act Capital

On occasion we are asked if it is time to close the fund to new investors as fund assets increase. Our posture is that rarely does a portfolio holding exceed 1% of the fund and we continuously are able to find new investments. The use of the corporate restructuring theme continues to yield a cornucopia of opportunities in which to successfully invest fund assets. These opportunities especially abound in the small cap sectors no matter what the stage of the stock market.

Thank you for your continued commitment to the Fund.

Sincerely,

/s/John L. Keeley, Jr.
John L. Keeley, Jr.
President

There are risks associated with an investment in small-cap mutual funds, such as smaller product lines and market shares, and limited available information. You should consider the investment objectives, risks and charges and expenses of the investment company carefully before investing. For further details regarding such risks, including information on fees and expenses please refer to the Fund's prospectus. Read the Prospectus carefully before investing.

____________________
* Morningstar ratings are based on a risk adjusted return measure that accounts for variation in a Fund's monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The overall rating is a weighted average of the three, five, and ten year returns. The top 10% are labeled five stars, the next 22.5% are labeled four stars, the next 35% are labeled three stars, the next 22.5% are labeled two stars and the bottom 10% one star. (C)2005 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

    [INVESTMENTS BY SECTOR PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]


      [INDEX COMPARISON LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

                        Average annual total returns ***
                    For the periods ended September 30, 2006



                                                                                             Since Commencement
                                  12 months ended     5 years ended     10 years ended         of Operations
                                     9/30/2006          9/30/2006          9/30/2006       10/1/1993 to 9/30/2006
                                  _______________     _____________     ______________     ______________________

KSCVX                                  +8.25%            +19.32%            +16.08%               +15.44%
KSCVX (includes max
     4 1/2% front-end load)            +3.37%            +18.23%            +15.55%               +15.03%
Russell 2000 Index                     +9.92%            +13.78%             +9.06%                +9.90%

*   Performance graph includes deduction of 4 1/2% front end load.

**  The Russell 2000 Index is comprised of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is
    comprised of the 3,000 largest U.S. companies based on market capitalization. The Index is unmanaged and returns include reinvested dividends.

*** PERFORMANCE DATA quoted represents past performance which is not predictive of future performance. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than their original cost.

                          KEELEY Small Cap Value Fund
                                Expense Example
               For the Six Month Period Ended September 30, 2006
                                  (Unaudited)


As a shareholder of the KEELEY Small Cap Value Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006 (the "period").

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period


                                Beginning             Ending          Expenses paid during
                              account value        account value        the period ended
                              April 1, 2006     September 30, 2006     September 30, 2006*
                             _______________   ____________________   ____________________

Actual                          $1,000.00             $931.60                $6.49
Hypothetical (5% return
     before expenses)            1,000.00             1018.27                 6.80

* Expenses are equal to the Fund's expense ratio of 1.34% for the period, multiplied by the average account value over the period, multiplied by 183/365
  (to reflect the number of days the Fund operated during the period).

                       KEELEY Small Cap Value Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                               September 30, 2006



 Number
of Shares                                                           Value
_________                                                        ___________

           COMMON STOCKS - 97.4%

           Aerospace/Defense - 1.2%

  875,000  GenCorp, Inc.*                                        $11,235,000
   22,500  K&F Industries Holdings, Inc.*                            422,550
  540,000  Teledyne Technologies, Inc.*                           21,384,000
                                                                 ___________

                                                                  33,041,550
                                                                 ___________

           Apparel - 0.2%

  290,000  Hanesbrands, Inc.*                                      6,527,900
                                                                 ___________

           Auto Parts and Equipment - 0.6%

  685,000  Tenneco Automotive, Inc.*                              16,022,150
                                                                 ___________
           Banks - 0.3%

  100,000  Bank Mutual Corp.                                       1,213,000
  164,500  PrivateBancorp, Inc.                                    7,520,940
                                                                 ___________

                                                                   8,733,940
                                                                 ___________

           Building Materials - 0.9%

  297,500  Ready Mix, Inc.*                                        3,094,000
  435,000  Texas Industries, Inc.                                 22,646,100
                                                                 ___________

                                                                  25,740,100
                                                                 ___________

           Coal - 1.6%

  915,000  Alpha Natural Resources, Inc.*                         14,420,400
  545,000  Foundation Coal Holdings, Inc.                         17,641,650
  510,000  Massey Energy Co.                                      10,679,400
                                                                 ___________

                                                                  42,741,450
                                                                 ___________

           Commercial Services - 4.6%

  758,000  Adesa, Inc.                                            17,517,380
  895,000  Cenveo, Inc.*                                          16,843,900
  850,000  Coinmach Service Corp.                                  8,440,500
  100,000  Integrated Electrical Services, Inc.*                   1,581,000
  370,000  Interactive Data Corp.                                  7,381,500
  475,000  Mac-Gray Corp.*                                         5,581,250
  780,000  Midas, Inc.*                                           16,130,400
  655,000  PHH Corp.*                                             17,947,000
  600,000  Quanta Services, Inc.*                                 10,116,000
  286,000  Standard Parking Corp.*                                 8,974,680
  705,000  Wright Express Corp.*                                  16,962,300
                                                                 ___________

                                                                 127,475,910
                                                                 ___________

           Distribution/Wholesale - 1.1%

  770,000  LKQ Corp.*                                             16,916,900
  240,000  WESCO International, Inc.*                             13,927,200
                                                                 ___________

                                                                  30,844,100
                                                                 ___________

           Diversified Financial Services - 3.1%

  150,000  Cowen Group, Inc.*                                      2,371,500
  945,714  Epoch Holding Corp.*                                    6,241,712
  150,000  Jefferies Group, Inc.                                   4,275,000
1,010,000  LaBranche & Co., Inc.*                                 10,473,700
1,100,000  MarketAxess Holdings, Inc.*                            11,517,000
  338,000  Piper Jaffray Cos.*                                    20,489,560
  787,500  SWS Group, Inc.                                        19,600,875
   55,000  Thomas Weisel Partners Group, Inc.*                       882,750
1,120,000  Van der Moolen Holding N.V. ADR                         7,302,400
  125,000  W.P. Stewart & Co. Ltd.                                 1,557,500
                                                                 ___________

                                                                  84,711,997
                                                                 ___________

           Electric - 4.5%

  417,500  Allegheny Energy, Inc.*                                16,770,975
2,570,000  Aquila, Inc.*                                          11,128,100
  917,500  Cleco Corp.                                            23,157,700
  600,000  DPL, Inc.                                              16,272,000
2,705,000  Dynegy, Inc.*                                          14,985,700
  173,000  Florida Public Utilities Co.                            2,387,400
  590,000  NSTAR                                                  19,682,400
  700,000  Sierra Pacific Resources *                             10,038,000
  420,000  Westar Energy, Inc.                                     9,874,200
                                                                 ___________

                                                                 124,296,475
                                                                 ___________

           Electrical Components and Equipment - 2.2%

  647,500  General Cable Corp.*                                   24,740,975
  625,000  Superior Essex, Inc.*                                  21,406,250
  582,500  The Lamson & Sessions Co.*                             13,875,150
                                                                 ___________

                                                                  60,022,375
                                                                 ___________

           Electronics - 2.4%

  515,000  Brady Corp., Class A                                   18,107,400
  617,000  Nu Horizons Electronics Corp.*                          7,860,580
  462,500  Thomas & Betts Corp.*                                  22,065,875
  600,000  Watts Water Technologies, Inc.                         19,056,000
                                                                 ___________

                                                                  67,089,855
                                                                 ___________


                     See notes to the financial statements.

                       KEELEY Small Cap Value Fund, Inc.
                      SCHEDULE OF INVESTMENTS (Continued)
                               September 30, 2006

 Number
of Shares                                                           Value
_________                                                        ____________

           Energy - Alternate

           Sources - 0.8%

  962,500  Covanta Holding Corp.*                                 $20,722,625
                                                                 ____________

           Engineering and Construction - 3.5%

  757,500  Chicago Bridge & Iron Co. N.V.                          18,225,450
  545,000  Foster Wheeler Ltd.*                                    21,031,550
  540,000  Granite Construction, Inc.                              28,809,000
  545,000  McDermott International, Inc.*                          22,781,000
  225,000  The Shaw Group, Inc.*                                    5,319,000
                                                                 ____________

                                                                   96,166,000
                                                                 ____________

           Entertainment - 0.8%

  560,000  Vail Resorts, Inc.*                                     22,411,200
                                                                 ____________

           Food - 2.5%

  525,000  Flowers Foods, Inc.                                     14,112,000
  815,000  Lance, Inc.                                             17,946,300
  389,000  Ralcorp Holdings, Inc.*                                 18,761,470
  740,000  TreeHouse Foods, Inc.*                                  17,501,000
                                                                 ____________

                                                                   68,320,770
                                                                 ____________

           Forest Products and Paper - 1.3%

  243,000  Deltic Timber Corp.                                     11,581,380
  500,000  Neenah Paper, Inc.                                      17,115,000
  438,100  Wausau Paper Corp.                                       5,914,350
                                                                 ____________

                                                                   34,610,730
                                                                 ____________

           Hand/Machine Tools - 1.3%

  333,000  Lincoln Electric Holdings, Inc.                         18,131,850
  417,000  Regal-Beloit Corp.                                      18,139,500
                                                                 ____________

                                                                   36,271,350
                                                                 ____________

           Healthcare - Services - 0.2%

  276,000  Emeritus Corp.*                                          5,947,800
                                                                 ____________

           Holding Companies - Diversified - 1.3%

  527,500  Leucadia National Corp.                                 13,804,675
  508,500  Walter Industries, Inc.                                 21,702,780
                                                                 ____________

                                                                   35,507,455
                                                                 ____________
           Home Builders - 0.2%

  980,000  Fleetwood Enterprises, Inc.*                             6,595,400
                                                                 ____________

           Household Products - 1.4%

  772,500  ACCO Brands Corp.*                                      17,195,850
1,835,000  Prestige Brands Holdings,Inc.*                          20,441,900
                                                                 ____________

                                                                   37,637,750
                                                                 ____________

           Insurance - 2.4%

  830,000  Conseco, Inc.*                                          17,421,700
  520,000  Crawford & Co.                                           3,530,800
  562,500  Fidelity National Financial, Inc.                       23,428,125
  675,000  Meadowbrook Insurance Group, Inc.*                       7,600,500
  930,000  The Phoenix Companies, Inc.                             13,020,000
                                                                 ____________

                                                                   65,001,125
                                                                 ____________

           Iron/Steel - 5.0%

  402,500  Allegheny Technologies, Inc.                            25,031,475
  252,000  Carpenter Technology Corp.                              27,092,520
  740,000  Chaparral Steel Co.*                                    25,204,400
2,245,000  Gerdau AmeriSteel Corp.                                 20,496,850
  527,500  Oregon Steel Mills, Inc.*                               25,778,925
  585,000  Ryerson, Inc.                                           12,805,650
                                                                 ____________

                                                                  136,409,820
                                                                 ____________

           Lodging - 3.8%

  517,500  Gaylord Entertainment Co.*                              22,692,375
1,310,000  Interstate Hotels & Resorts, Inc.*                      14,121,800
  867,500  Marcus Corp.                                            19,926,475
  652,500  Orient-Express Hotels Ltd.                              24,390,450
1,380,000  Red Lion Hotels Corp.*                                  14,848,800
  340,000  Wyndham Worldwide Corp.*                                 9,509,800
                                                                 ____________

                                                                  105,489,700
                                                                 ____________

           Machinery - Construction and Mining - 2.0%

  352,000  Bucyrus International, Inc.                             14,931,840
  345,000  Joy Global, Inc.                                        12,975,450
  587,500  Terex Corp.*                                            26,566,750
                                                                 ____________

                                                                   54,474,040
                                                                 ____________

           Machinery - Diversified - 4.6%

  517,500  Albany International Corp.                              16,466,850
1,240,000  Flow International Corp.*                               16,082,800
  407,000  Flowserve Corp.*                                        20,590,130
  602,000  Gardner Denver, Inc.*                                   19,914,160
  415,000  Lindsay Manufacturing Co.                               11,931,250

                     See notes to the financial statements.

                       KEELEY Small Cap Value Fund, Inc.
                      SCHEDULE OF INVESTMENTS (Continued)
                               September 30, 2006

 Number
of Shares                                                            Value
_________                                                        ____________

           Machinery - Diversified (continued)

  416,000  Manitowoc Co., Inc.                                    $18,632,640
  250,000  Sauer-Danfoss, Inc.                                      5,995,000
  660,000  Wabtec Corp.                                            17,905,800
                                                                 ____________

                                                                  127,518,630
                                                                 ____________

           Media - 0.2%

  394,100  Journal Communications, Inc.                             4,441,507
                                                                 ____________

           Metal Fabricate/Hardware - 6.6%

  597,500  AM Castle & Co.                                         16,036,900
  600,000  CIRCOR International, Inc.                              18,330,000
  805,000  Commercial Metals Co.                                   16,365,650
  685,000  Kaydon Corp.                                            25,358,700
  830,000  L.B. Foster Co.*                                        13,363,000
  632,500  Ladish Co., Inc.*                                       18,266,600
1,227,500  Mueller Water Products, LLC                             17,933,775
  707,500  RBC Bearings, Inc.*                                     17,086,125
  595,000  Timken Co.                                              17,719,100
  410,000  Valmont Industries, Inc.                                21,422,500
                                                                 ____________

                                                                  181,882,350
                                                                 ____________

           Mining - 1.3%

  742,500  Brush Engineered Materials, Inc.*                       18,465,975
  582,500  Compass Minerals International, Inc.                    16,490,575
                                                                 ____________

                                                                   34,956,550
                                                                 ____________

           Miscellaneous Manufacturing - 3.9%

  415,000  Actuant Corp.                                           20,791,500
  552,500  American Railcar Industries, Inc.                       16,083,275
  400,000  EnPro Industries, Inc.*                                 12,024,000
  160,000  Freightcar America, Inc.                                 8,480,000
  497,500  GP Strategies Corp.*                                     3,716,325
  965,000  Hexcel Corp.*                                           13,654,750
  318,000  The Brink's Co.                                         16,873,080
  495,000  Trinity Industries, Inc.                                15,924,150
                                                                 ____________

                                                                  107,547,080
                                                                 ____________

           Oil and Gas - 10.2%

  910,000  Bois d' Arc Energy, Inc.*                               13,923,000
  300,000  Bronco Drilling Co., Inc.*                               5,274,000
  617,500  Carrizo Oil & Gas, Inc.*                                15,925,325
  420,000  Cimarex Energy Co.                                      14,779,800
  800,000  CNX Gas Corp.*                                          18,536,000
  493,300  Compton Petroleum Corp.*                                 4,923,134
  582,500  Comstock Resources, Inc.*                               15,814,875
  465,000  Encore Acquisition Co.*                                 11,318,100
1,587,000  EXCO Resources, Inc.*                                   19,694,670
  647,500  Goodrich Petroleum Corp.*                               19,502,700
  937,500  McMoRan Exploration Co.*                                16,631,250
1,025,000  Parker Drilling Co.*                                     7,257,000
1,170,000  Petrohawk Energy Corp.*                                 12,144,600
  950,000  Pioneer Drilling Co.*                                   12,198,000
  470,000  Plains Exploration & Production Co.*                    20,167,700
  542,500  Quicksilver Resources, Inc.*                            17,305,750
  690,000  Range Resources Corp.                                   17,415,600
  710,000  Western Refining, Inc.                                  16,500,400
  750,000  Westside Energy Corp.*                                   1,845,000
  505,000  Whiting Petroleum Corp.*                                20,250,500
                                                                 ____________

                                                                  281,407,404
                                                                 ____________

           Oil and Gas Services - 7.1%

  640,000  Allis-Chalmers Energy, Inc.*                             9,369,600
  290,000  Basic Energy Services, Inc.*                             7,076,000
  755,000  Dresser-Rand Group, Inc.*                               15,402,000
  300,000  FMC Technologies, Inc.*                                 16,110,000
  325,000  Helix Energy Solutions Group, Inc.*                     10,855,000
  505,000  Hercules Offshore, Inc.*                                15,680,250
  610,000  Hornbeck Offshore Services, Inc.*                       20,435,000
  722,000  Infinity Energy Resources, Inc.*                         2,866,340
  331,000  Lufkin Industries, Inc.                                 17,516,520
  655,000  Natural Gas Services Group, Inc.*                        8,449,500
  662,500  RPC, Inc.                                               12,137,000
4,097,500  Seitel, Inc.*                                           15,037,825
  595,000  Superior Well Services, Inc.*                           11,781,000
  405,000  Universal Compression Holdings, Inc.*                   21,647,250
  772,500  Willbros Group, Inc.*                                   12,066,450
                                                                 ____________

                                                                  196,429,735
                                                                 ____________

           Packaging and Containers - 0.0%

   15,000  Chesapeake Corp.                                           214,650
                                                                 ____________
           Real Estate - 0.4%

  222,000  The St. Joe Co.                                         12,181,140
                                                                 ____________

                     See notes to the financial statements.

                       KEELEY Small Cap Value Fund, Inc.
                      SCHEDULE OF INVESTMENTS (Continued)
                               September 30, 2006

 Number
of Shares                                                            Value
_________                                                        ____________

            Real Estate Investment Trust - 0.5%

 1,130,000  Winston Hotels, Inc.                                  $13,921,600
                                                                 ____________

            Retail - 6.0%

   760,000  AFC Enterprises, Inc.*                                 10,974,400
   362,900  CKE Restaurants, Inc.                                   6,067,688
 3,874,500  Denny's Corp.*                                         13,212,045
   620,000  Dillard's, Inc.                                        20,292,600
   412,000  IHOP Corp.                                             19,096,200
   445,000  Lone Star Steakhouse & Saloon, Inc.                    12,357,650
   775,000  Movado Group, Inc.                                     19,700,500
 1,072,500  Retail Ventures, Inc.*                                 16,527,225
   397,500  Stage Stores, Inc.                                     11,662,650
   630,000  The Pep Boys - Manny, Moe & Jack                        8,095,500
   745,000  The Steak N Shake Co.*                                 12,583,050
   827,500  Triarc Cos., Inc.                                      13,728,225
    54,000  Triarc Cos., Inc., Class B                                816,480
                                                                 ____________

                                                                  165,114,213
                                                                 ____________

            Savings and Loans - 2.1%

   890,000  BankAtlantic Bancorp, Inc.                             12,655,800
   545,000  BankFinancial Corp.                                     9,532,050
   260,000  Citizens First Bancorp, Inc.                            6,619,600
    55,000  First Niagara Financial Group, Inc.                       801,900
   425,000  Home Federal Bancorp, Inc.                              6,608,750
    25,000  KNBT Bancorp, Inc.                                        402,000
   730,000  NewAlliance Bancshares, Inc.                           10,694,500
    75,000  Partners Trust Financial Group, Inc.                      803,250
    85,000  Provident Financial Services, Inc.                      1,573,350
   210,000  TierOne Corp.                                           7,125,300
                                                                 ____________

                                                                   56,816,500
                                                                 ____________

            Software - 0.7%

   695,000  MoneyGram International, Inc.                          20,196,700
                                                                 ____________

            Transportation - 2.7%

   280,000  Atlas Air Worldwide Holdings, Inc.*                    12,185,600
   920,000  Genesee & Wyoming, Inc.*                               21,362,400
   755,000  Kansas City Southern*                                  20,619,050
   170,000  Providence and Worcester Railroad Co.                   3,417,000
 1,575,000  RailAmerica, Inc.*                                     17,199,000
                                                                 ____________

                                                                   74,783,050
                                                                 ____________

            Trucking and Leasing - 1.9%

   190,000  Amerco, Inc.*                                          14,088,500
   380,000  GATX Corp.                                             15,720,600
   760,000  The Greenbrier Cos., Inc.                              22,047,600
                                                                 ____________

                                                                   51,856,700
                                                                 ____________

            Total Common Stocks

            (Cost $2,436,822,731)                               2,682,081,376
                                                               ______________
            SHORT-TERM INVESTMENTS - 2.8%

75,000,000  US Bank Commercial Paper, 4.95%                        75,000,000
 1,824,700  US Bank Demand Note, 5.07%                              1,824,700

            Total Short-term Investments

            (Cost $76,824,700)                                     76,824,700
                                                               ______________

            Total Investments - 100.2%

            (Cost $2,513,647,431)                               2,758,906,076

            Liabilities Less Other Assets - (0.2)%                 (5,066,175)
                                                               ______________

            NET ASSETS - 100.0%                                $2,753,839,901
                                                               ==============

                             *Non-Income Producing

                      Percentages are based on net assets.

                      See notes to the financial statements.

                       KEELEY Small Cap Value Fund, Inc.
                            STATEMENT OF ASSETS AND
                                  LIABILITIES
                               September 30, 2006

ASSETS:

Investments at value (cost $2,513,647,431)                     $2,758,906,076
Cash                                                                   16,211
Receivable for investments sold                                     4,442,595
Receivable for shares issued                                       30,136,839
Dividends and interest receivable                                   1,420,564
Prepaid expenses and other assets                                     161,146
                                                               ______________

Total Assets                                                    2,795,083,431
                                                               ______________

LIABILITIES:

Payable for investments purchased                                  30,835,412
Payable for shares redeemed                                         7,151,006
Payable to Adviser                                                  2,079,244
Accrued 12b-1 fees                                                    525,317
Other accrued expenses                                                652,551
                                                               ______________

Total Liabilities                                                  41,243,530
                                                               ______________

NET ASSETS                                                     $2,753,839,901
                                                               ==============

NET ASSETS CONSIST OF:

Capital stock                                                  $2,538,886,200
Accumulated undistributed net realized loss on investments        (30,304,944)
Net unrealized appreciation on investments                        245,258,645
                                                               ______________

NET ASSETS                                                     $2,753,839,901
                                                               ==============

CAPITAL STOCK, $0.01 par value

Authorized                                                        200,000,000
Issued and outstanding                                            118,225,021

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                 $        23.29
                                                               ==============

MAXIMUM OFFERING PRICE PER SHARE ($23.29 / 0.955)              $        24.39
                                                               ==============

                       KEELEY Small Cap Value Fund, Inc.
                            STATEMENT OF OPERATIONS
                     For the Year Ended September 30, 2006

INVESTMENT INCOME:

Dividend income (net of $85,519 of foreign withholding taxes)     $12,822,760
Interest income                                                     3,611,046
                                                                  ___________

Total Investment Income                                            16,433,806
                                                                  ___________

EXPENSES:

Investment advisory fees                                           16,994,526
12b-1 fees                                                          4,442,924
Transfer agent fees and expenses                                    1,325,757
Administration fees                                                   560,253
Federal and state registration fees                                   334,540
Custody fees                                                          269,417
Fund accounting fees                                                  225,301
Professional fees                                                     170,335
Reports to shareholders                                               158,095
Directors' fees                                                        95,171
Other                                                                 123,099
                                                                  ___________

Total Expenses                                                     24,699,418
                                                                  ___________

NET INVESTMENT LOSS                                                (8,265,612)
                                                                  ___________

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS :

Net realized loss on investments                                  (28,875,466)
Change in net unrealized appreciation on investments               69,833,055
                                                                  ___________

Net Gain on Investments                                            40,957,589
                                                                  ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $32,691,977
                                                                  ===========

                     See notes to the financial statements.

                             KEELEY Small Cap Value Fund, Inc.
                            STATEMENT OF CHANGES IN NET ASSETS

                                                       Year Ended          Year Ended
                                                   September 30, 2006  September 30, 2005
                                                   __________________  __________________
OPERATIONS:

Net investment loss                                $       (8,265,612) $       (2,333,184)
Net realized gain (loss) on investments                   (28,875,466)          7,778,432
Change in net unrealized appreciation on
     investments                                           69,833,055         124,250,455
                                                   __________________  __________________
Net increase in net assets resulting from
     operations                                            32,691,977         129,695,703
                                                   __________________  __________________
DISTRIBUTIONS:

Net realized gains                                         (9,190,330)         (8,145,394)
                                                   __________________  __________________
CAPITAL STOCK TRANSACTIONS (1):

Proceeds from 114,139,817 and 33,688,900
     shares issued, respectively                        2,245,147,049         647,864,920
Proceeds from 399,186 and 373,838 shares of
     distributions reinvested, respectively                 8,263,222           6,588,903
Cost of 15,875,067 and 7,133,346 shares
     redeemed, respectively                              (373,255,960)       (132,796,640)
                                                   __________________  __________________

Net increase from capital stock transactions            1,880,154,311         521,657,183
                                                   __________________  __________________

TOTAL INCREASE IN NET ASSETS                            1,903,655,958         643,207,492

NET ASSETS:

Beginning of period                                       850,183,943         206,976,451
                                                   __________________  __________________

End of period                                      $    2,753,839,901  $      850,183,943
                                                   ==================  ==================
Accumulated undistributed net investment loss      $                -  $                -
                                                   ==================  ==================

(1)  On July 10th, 2006, the Board of Directors declared a 2 for 1 stock split. As a result of the split, each share was converted to two shares on that date. The number of shares in capital stock transactions for the year ended September 30th, 2005 and the period October 1st, 2005 through July 10th, 2006 reflect the impact of the split.


                     See notes to the financial statements.

                                          KEELEY Small Cap Value Fund, Inc.
                                                FINANCIAL HIGHLIGHTS

                                            Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                           September 30,  September 30,  September 30,  September 30,  September 30,
                                               2006           2005           2004           2003           2002
                                           _____________  _____________  _____________  _____________  _____________

PER SHARE DATA (1)

Net asset value, beginning of period       $    21.73       $  16.98      $  12.44        $ 10.95        $ 11.22

Income from investment operations:

Net investment loss                             (0.07)         (0.06)        (0.06)         (0.08)         (0.11)
Net realized and unrealized gains
     on investments                              2.04           5.41          4.60           2.23           0.42
                                           __________       ________      ________        _______        _______

Total from investment operations                 1.97           5.35          4.54           2.15           0.31
                                           __________       ________      ________        _______        _______

Less distributions:

Net realized gains                              (0.41)         (0.60)            -          (0.66)         (0.58)
                                           __________       ________      ________        _______        _______

Net asset value, end of period             $    23.29       $  21.73      $  16.98        $ 12.44        $ 10.95
                                           ==========       ========      ========        =======        =======

Total return (2)                                 8.25%         32.37%        36.45%         20.61%          2.57%

Supplemental data and ratios:

Net assets, end of period (in 000's)       $2,753,840       $850,184      $206,976        $90,471        $63,894
Ratio of expenses to average net assets          1.39%          1.52%         1.64%          1.75%          1.72%
Ratio of net investment loss to
     average net assets                         (0.47)%        (0.50)%       (0.57)%        (0.68)%        (0.90)%
Portfolio turnover rate                         17.58%         22.93%        29.63%         38.83%         45.31%


(1)  Per share data is for a share outstanding during the period. On July 10th, 2006, the Board of Directors declared a 2 for 1 stock split. As a result of the split, each share was converted to two shares on that date.
     Per share data for all five years is for a share outstanding throughout the period reflecting the impact of the stock split.
(2)  The total return calculation does not reflect the sales load imposed on the purchase of shares (see Note 7).


                     See notes to the financial statements.

                       KEELEY Small Cap Value Fund, Inc.
                       NOTES TO THE FINANCIAL STATEMENTS
                               September 30, 2006

1. ORGANIZATION

          The KEELEY Small Cap Value Fund, Inc. (The "Fund") was incorporated on May 17, 1993 as a Maryland corporation and is registered as a diversified open-end investment company under the Investment Company Act of 1940 (the "1940 Act").

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

          a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. For each investment that is fair valued, the Board of Directors considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

          In September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Fund.

          b) Federal Income and Excise Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

                        KEELEY Small Cap Value Fund, Inc.
                  NOTES TO THE FINANCIAL STATEMENTS (Continued)
                               September 30, 2006


          On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

          c) Distributions to Shareholders - Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized gains, if any, will be declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. Where appropriate, reclassifications between capital accounts are made for only those differences that are permanent in nature.

          d) Other - Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

          e) Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

3. INVESTMENT ADVISORY AGREEMENT

          The Fund has an agreement with Keeley Asset Management Corp. (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the Fund's first $1 billion and 0.90% in excess of $1 billion of the Fund's average daily net assets. Under the investment advisory agreement, if the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 2.50% of KSCVX's average daily net assets, the Adviser will reimburse KSCVX for the amount of such excess expense.

                        KEELEY Small Cap Value Fund, Inc.
                  NOTES TO THE FINANCIAL STATEMENTS (Continued)
                               September 30, 2006


4. DISTRIBUTION PLAN

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan is designed to reimburse Keeley Investment Corp. (the "Distributor"), with whom certain officers and directors of the Fund are affiliated, for certain promotional and other sales related costs and to permit the Fund to compensate other dealers of its shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the plan do not exceed 0.25% of the average daily net assets of the Funds. The Fund paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor's and each dealer's existing brokerage clients. For the period from October 1, 2005 to September 30, 2006, the Fund paid $4,442,924 of distribution fees, of which $310,583 was paid to the Distributor.

5. INVESTMENT TRANSACTIONS

          The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period from October 1, 2005 to September 30, 2006, were $2,111,571,381 and $302,379,117, respectively. For the period from October 1, 2005 to September 30, 2006, the Fund paid $4,965,051 of brokerage commissions on trades of securities to the Distributor.

6. FEDERAL INCOME TAX INFORMATION

          At September 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

   Cost of Investments                                    $ 2,514,059,422
                                                          ===============

   Gross Unrealized Appreciation                          $   398,162,539
   Gross Unrealized Depreciation                             (153,315,885)
                                                          _______________

   Net Unrealized Appreciation
   on Investments                                         $   244,846,654
                                                          ===============

          The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences resulting from wash sale transactions during the year.

          At September 30, 2006, the Fund had net realized Post-October capital losses for federal income tax purposes of $29,892,953 from transactions between November 1, 2005 and September 30, 2006.

          The tax character of distributions paid during the fiscal years ended September 30, 2006 and September 30, 2005 were as follows:


                                                    2006          2005

   Long-Term Capital Gains                      $ 9,190,330   $ 8,145,394

                        KEELEY Small Cap Value Fund, Inc.
                  NOTES TO THE FINANCIAL STATEMENTS (Continued)
                               September 30, 2006


          As of September 30, 2006 the components of accumulated earnings on a tax basis were as follows:


   Accumulated Capital and Other Losses                     $ (29,892,953)
   Unrealized Appreciation on Investments                     244,846,654
                                                            _____________

   Total Accumulated Earnings                               $ 214,953,701
                                                            =============


7. OFFERING PRICE PER SHARE

          The public offering price is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.5%.

          The Distributor retains the entire sales charge when it makes sales directly to the public. Otherwise, when sales are made through dealers, the Distributor receives a portion of the related sales charge. For the period from October 1, 2005 to September 30, 2006, the Fund was advised that the Distributor received $1,873,883 of sales charges. Sales charges are not an expense of the Fund and are not reflected in the financial statements of the Fund.

          As specified in the Fund's Prospectus, reduced sales charges are available through a right of accumulation and certain sales of Fund shares can be made at net asset value per share.

8. LINE OF CREDIT ARRANGEMENTS

          The Fund is not a party to any line of credit agreements.

9. RELATED PARTY TRANSACTION

          As of September 30, 2006, one director of KSCVX beneficially owned 1,039,055 shares of the Fund, which represents 0.88% of the Fund's outstanding shares.

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc. (constituting KEELEY Mid Cap Value Fund and KEELEY All Cap Value Fund, hereafter referred to as the "Funds") at September 30, 2006, the results of each of their operations for the year or period then ended, and the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Milwaukee, WI
November 29, 2006

                                                KEELEY funds Directors and Officers

Independent Directors

                                                                                                  Number of           Other
                                                 Term of                                          Portfolios      Directorships
                                Position(s)    Office* and                                        Overseen         Held Outside
                                 Held with      Length of         Principal Occupation(s)         Within the         the Fund
Name, Age and Address              Fund        Time Served       During the Past Five Years      Fund Complex        Complex
____________________________   ____________   ______________   ______________________________   ______________   _______________

Jerome J. Klingenberger          Director        Served as        Executive Vice President             3               None
Age: 51                                       Director since    and Chief Financial Officer
561 Hillgrove Ave.                                 1999        for Grayhill, Inc. (electronic
LaGrange, IL 60525                                                 components and control
                                                                          systems)
________________________________________________________________________________________________________________________________

John G. Kyle                     Director        Served as       Owner and operator of Shell           3               None
Age: 65                                       Director since      Oil Services Stations and
10 Skokie Hwy                                      1993              Gasoline Distributor
Highland Park, IL 60035
________________________________________________________________________________________________________________________________

John F. Lesch                    Director        Served as     Attorney with Nisen & Elliott,          3               None
Age: 66                                       Director since                LLC
200 W Adams Street                                 1993
Suite 2500
Chicago, IL 60606
________________________________________________________________________________________________________________________________

Sean P. Lowry                    Director        Served as      Executive Vice President of            3               None
Age: 52                                       Director since        Pacor Mortgage Corp.
401 South LaSalle Street                           1999
Suite 605
Chicago, IL 60605
________________________________________________________________________________________________________________________________

Elwood P. Walmsley               Director        Served as        Owner of J. FitzWoody's              3               None
Age: 65                                       Director since    Lakeshore Grill, since 2002
100 Cobblestone Court                              1999           and Director of Sales for
Twin Lakes, WI 53181                                              H.B. Taylor Company (food
                                                                services), since 2003; Prior
                                                                  thereto, National Account
                                                                  Executive for Haarmann &
                                                                  Reimer, Division of Bayer
                                                                  International, since 1999.
________________________________________________________________________________________________________________________________

Walter D. Fitzgerald             Director        Served as        Vice President, RBC Dain             3               None
Age: 65                                       Director since   Rauscher until retirement June
315 Jeffery Lane Northfield                        2006                    1, 2005
IL 60093
________________________________________________________________________________________________________________________________

Interested Director and Officers

                                                                                                  Number of           Other
                                                 Term of                                          Portfolios      Directorships
                                Position(s)    Office* and                                        Overseen         Held Outside
                                 Held with      Length of         Principal Occupation(s)         Within the         the Fund
Name, Age and Address              Fund        Time Served       During the Past Five Years      Fund Complex        Complex
____________________________   ____________   ______________   ______________________________   ______________   _______________

John L. Keeley, Jr.            Director and     Served as        President and Treasurer of            3            Marquette
Age: 66                          President     Director and       Keeley Investment Corp.,                        National Corp.
401 South LaSalle Street                        President        President of Keeley Asset
Suite 1201                                      since 1993        Management Corp., KEELEY
Chicago, IL 60605                                                Small Cap Value Fund, Inc.
                                                                    and Keeley Funds, Inc.
________________________________________________________________________________________________________________________________

Mark E. Zahorik                    Vice          Served        Vice President of Keeley Asset         N/A              N/A
Age: 44                         President        as Vice          Management Corp., Keeley
401 South LaSalle Street                        President         Investment Corp., KEELEY
Suite 1201                                      since 1997       Small Cap Value Fund, Inc.
Chicago, IL 60605                                                  and Keeley Funds, Inc.
_______________________________________________________________________________________________________________________________

John L. Keeley, III                Vice          Served        Vice President of Keeley Asset         N/A              N/A
Age: 45                         President        as Vice          Management Corp., Keeley
401 South LaSalle Street                        President         Investment Corp., Keeley
Suite 1201                                      since 2005       Small Cap Value Fund, Inc.
Chicago, IL 60605                                               (2002 - Present) and Keeley
                                                                Funds, Inc. (2005 - Present);
                                                                Trader for Mid-American and
                                                                Chicago Board of Trade (1983
                                                                          - 2001)
________________________________________________________________________________________________________________________________

                                          KEELEY funds Directors and Officers (continued)


                                                                                                  Number of           Other
                                                 Term of                                          Portfolios      Directorships
                                Position(s)    Office* and                                        Overseen         Held Outside
                                 Held with      Length of         Principal Occupation(s)         Within the         the Fund
Name, Age and Address              Fund        Time Served       During the Past Five Years      Fund Complex        Complex
____________________________   ____________   ______________   ______________________________   ______________   _______________

Emily Viehweg                    Treasurer      Served as         Treasurer of Keeley Asset           N/A              N/A
Age: 40                                         Treasurer         Management Corp., KEELEY
401 South LaSalle Street                        since 1997        Small Cap Value Fund, Inc.
Suite 1201                                                       since 2001 and Keeley Funds,
Chicago, IL 60605                                                  Inc. since 2005(formerly
                                                                Assistant Treasurer of Keeley
                                                                   Asset Management Corp.),
                                                                Assistant Treasurer of Keeley
                                                                       Investment Corp.
________________________________________________________________________________________________________________________________

Robert Kurinsky                  Secretary      Served as          Corporate Secretary and            N/A              N/A
Age: 33                                         Corporate         General Counsel of Keeley
401 South LaSalle Street                        Secretary          Asset Management Corp.,
Suite 1201                                      since 2006         Keeley Investment Corp.,
Chicago, IL 60605                                                  KEELEY Small Cap Value
                                                                 Fund, Inc. and Keeley Funds,
                                                                   Inc. since 2006, various
                                                                  legal, accounting and risk
                                                                   management positions for
                                                                 Driehaus Capital Management,
                                                                      Inc. (2001 - 2006).
________________________________________________________________________________________________________________________________

Guy Talarico                       Chief          Served        Co-Chief Executive Officer of         N/A              N/A
Age: 51                         Compliance       as Chief        Alaric Compliance Services,
41 Madison Ave                    Officer       Compliance         LLC since 2004; Senior
New York, NY 10010                             Officer since    Director of Investors Bank &
                                                   2004          Trust Institutional Custody
                                                                 Division 2001 to 2004; Vice
                                                                President of Chase Investment
                                                                 Services Group 1997 to 2001
________________________________________________________________________________________________________________________________

* Each Director serves an indefinite term until the election of a successor. Each Officer serves an indefinite term, renewed annually, until the election of a successor.

The Statement of Additional Information includes additional information about the Directors and is available upon request, without charge, by calling 1-888-933-5391.

Proxy Voting Policies and Procedure

You may obtain a description of KEELEY funds' proxy voting policies and procedures, without charge, upon request by calling 800.933.5391. That information also is included in KEELEY funds' statements of additional information, which is available on the funds' web site at www.keeleyfunds.com and the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how each KEELEY fund voted proxies relating to portfolio securities held during the twelve month period ended September 30, 2006 is available on the funds' website at www.keeleyfunds.com and the Securities and Exchange Commission's website at www.sec.gov.

Information About Portfolio Securities

KEELEY funds files a complete schedule of portfolio holding with the Securities and Exchange Commission for the quarters ending March 31, 2006 and September 30, 2006 (the first and third quarters of the funds' fiscal year) on Form N-Q. The funds' Forms N-Q are available on the Securities and Exchanges Commission's website at www.sec.gov. You may also review and copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

________________________________________________________________________________


________________________________________________________________________________

                               Investment Adviser

                                    _________

                                      KAMCO
                                    _________


                          KEELEY ASSET MANAGEMENT CORP.

                                Chicago,Illinois


                                   Distributor

                          ____________________________

                             KEELEY INVESTMENT CORP.
                          ____________________________


                             KEELEY INVESTMENT CORP.

                                Chicago, Illinois


                                    Custodian

                                 U.S. BANK, N.A.

                              Milwaukee, Wisconsin
                                  888-933-5391


                  Transfer Agent and Dividend Disbursing Agent

                         U.S. BANCORP FUND SERVICES, LLC

                              Milwaukee, Wisconsin
                                  888-933-5391


                  Independent Registered Public Accounting Firm

                           PRICEWATERHOUSECOOPERS LLP

                              Milwaukee, Wisconsin


                                     Counsel

                          MELTZER, PURTILL, STELLE LLC

                              Schaumburg, Illinois


Performance information is historical and is no guarantee of future results. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than the investor's original cost. This material may only be used when preceded or accompanied by the Fund's Prospectus.


       401 South LaSalle Street o Suite 1201 o Chicago o Illinois o 60605
              (312) 786-5050 o (800) 533-5344 o FAX (312) 786-5003

Item 2.  Code of Ethics.

(a) The registrant has not adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer and principal financial officer, or persons performing similar functions which conforms to all of the definitions of a "code of ethics" for purposes of this item. However, the registrant does have in place a code of ethics which goes beyond the requirement of rule 17(j)-1, which addresses, among other things, conflicts of interest which may result from personal securities transactions and dealings with third parties, and certain outside activities In the judgment of management of the registrant, that code of ethics, as adopted, is reasonably designed to deter wrongdoing and promote ethical conduct, internal reporting and accountability for adherence to that code. The registrant's existing code of ethics, as so adopted, does not directly address issues of disclosure in reports that the registrant files with the Commission and other public communication or compliance with applicable governmental laws, rules and regulations. There are two people in the registrant's organization who would be required to be covered under any code of ethics adopted by the registrant which would meet the definition of a code of ethics in this item. Those persons are John Keeley, the president of the registrant, and Emily Viehweg, the treasurer of the registrant. Both John Keeley and Emily Viehweg are subject to the registrant's existing code. In the judgment of the registrant, the small size of the registrant's and adviser's staff who are involved in matters which would be covered by any such code of ethics as defined in this item, and the use and involvement of a third party service provider (administrator), independent auditors and outside counsel in those activities makes an additional code of ethics unnecessary. A copy of the registrant's existing code of ethics (which, however, does not meet all of the definitions of a "code of ethics" as defined in this item) is attached hereto as Exhibit a(1).

(b) Not Applicable

(c) Not Applicable


Item 3.  Audit Committee Financial Expert.


The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. That audit committee financial expert is Mr. Jerome Klingenberger. Mr. Klingenberger is one of the members of the board of directors and is "independent" for purposes of this Item. Since the registrant does not have a separate audit committee, the entire board of directors constitutes the audit committee, and as a member of the board of directors, Mr. Klingenberger is a member of the audit committee for purposes of this Item.


Item 4.  Principal Accountant Fees and Services


The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit fees.

            Fiscal year ended September 30, 2006 $23,000

            Fiscal year ended September 30, 2005 $21,000

(b) Audit-related fees.

            None.

(c) Tax fees.

            Fiscal year ended September 30, 2006 $4,085

            Fiscal year ended September 30, 2005 $3,800 (d) All other fees.

            None.

(e)

     (1) It is the policy of the registrant's Board of Directors to pre-approve all audit and non-audit services at a regularly scheduled meeting of the Board of Directors.

     (2) During 2006, all of the audit and non-audit services provided by the registrant's principal accountant were pre-approved by the registrant's Board of Directors. (f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics - Filed as an attachment to this filing as Exhibit a(1) (the code, as filed, does not meet the definition of a "Code of Ethics" as defined in this Form N-CSR).

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) (Exhibits (a)(2)(i) and (a)(2)(ii)).

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

          Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as attachments to this filing (Exhibits (b)(i) and (b)(ii)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEELEY Small Cap Value Fund, Inc.


By:   /s/ John L. Keeley, Jr.
      ____________________________________

      John L. Keeley, Jr.
      President

Date: December 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John L. Keeley, Jr.
      ____________________________________

      John L. Keeley, Jr.
      President

Date: December 7, 2006


By:   /s/ Emily Viehweg
      ____________________________________

      Emily Viehweg
      Treasurer

Date: December 7, 2006